Annual Fund Operating Expenses	Jan. 07, 2026
Founder Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.36%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	2.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.08%
Component2 Other Expenses	0.36%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	2.69%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	2.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026

[1]	Rule One Partners, LLC (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund’s Founders Class shares and Investor Class shares, until May 1, 2026. World Funds Trust (the “Trust”) and the Adviser may terminate this expense limitation agreement prior to May 1, 2026 only by mutual written consent. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.